Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

July 31, 2021

EMD-QTLY-0921
1.931230.109

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
Belgium - 1.1%
Titan Cement International Trading SA	197,000	$3,696,996
Bermuda - 2.3%
AGTech Holdings Ltd. (a)	8,356,000	338,707
Alibaba Pictures Group Ltd. (a)	1,548,308	187,284
Credicorp Ltd. (United States) (a)	17,399	1,756,603
Huanxi Media Group Ltd. (a)	427,365	98,989
Pacific Basin Shipping Ltd.	6,680,000	2,974,180
Shangri-La Asia Ltd. (a)	3,118,133	2,768,589

TOTAL BERMUDA		8,124,352

Brazil - 8.6%
Alupar Investimento SA unit	399,889	1,884,947
Atacadao SA	539,400	1,966,727
Azul SA sponsored ADR (a)(b)	120,300	2,698,329
Duratex SA	479,100	2,026,510
Enauta Participacoes SA	459,100	1,321,348
Equatorial Energia SA	499,541	2,321,104
Hapvida Participacoes e Investimentos SA (c)	668,351	1,826,071
LOG Commercial Properties e Participacoes SA	227,414	1,253,599
Lojas Renner SA	362,434	2,874,003
Natura & Co. Holding SA (a)	259,753	2,680,694
Notre Dame Intermedica Participacoes SA	118,616	1,821,971
Rumo SA (a)	848,700	3,366,609
Suzano Papel e Celulose SA (a)	223,100	2,316,136
Transmissora Alianca de Energia Eletrica SA unit	265,314	1,935,762

TOTAL BRAZIL		30,293,810

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	14,360	297,826
Cayman Islands - 13.3%
Agora, Inc. ADR (a)(b)	700	22,106
Archosaur Games, Inc. (c)	193,147	243,324
ASM Pacific Technology Ltd.	287,980	3,705,758
Bilibili, Inc. ADR (a)(b)	31,887	2,728,889
Chailease Holding Co. Ltd.	512,103	4,253,859
CIFI Holdings Group Co. Ltd.	1,633,788	983,912
Fu Shou Yuan International Group Ltd.	1,445,660	1,378,476
Haitian International Holdings Ltd.	581,000	2,127,028
Innovent Biologics, Inc. (a)(c)	209,023	2,131,612
JOYY, Inc. ADR	5,692	304,237
KWG Property Holding Ltd.	874,247	958,492
Li Ning Co. Ltd.	322,200	3,395,660
New Horizon Health Ltd. (c)	182,446	1,671,587
Parade Technologies Ltd.	95,060	5,842,922
Pico Far East Holdings Ltd.	5,150,000	861,520
Shimao Property Holdings Ltd.	318,180	627,258
Shimao Services Holdings Ltd. (c)	1	2
Silergy Corp.	48,490	6,585,712
Sunny Optical Technology Group Co. Ltd.	176,620	5,345,544
TAL Education Group ADR (a)	11,170	67,802
Tongdao Liepin Group (a)	148,478	274,367
Uni-President China Holdings Ltd.	803,000	805,981
Yuzhou Properties Co.	2,764,475	569,177
Zai Lab Ltd. (a)	15,160	2,128,555

TOTAL CAYMAN ISLANDS		47,013,780

Chile - 1.0%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	71,538	3,398,055
China - 5.8%
China Communications Services Corp. Ltd. (H Shares)	4,644,000	1,989,991
Haier Smart Home Co. Ltd. (A Shares)	495,196	1,914,430
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	90,852	2,215,954
Pharmaron Beijing Co. Ltd. (H Shares) (c)	142,089	3,110,137
Sinopec Engineering Group Co. Ltd. (H Shares)	3,991,000	2,275,098
Sinopharm Group Co. Ltd. (H Shares)	503,326	1,321,278
TravelSky Technology Ltd. (H Shares)	708,000	1,202,602
Tsingtao Brewery Co. Ltd. (H Shares)	240,000	1,893,156
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	142,353	898,505
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	467,900	3,648,719

TOTAL CHINA		20,469,870

Curacao - 0.5%
Emirates NBD ELS (Merrill Lynch International & Co. Bank Warrant Program) warrants 1/3/22 (a)(c)	448,155	1,634,910
Cyprus - 2.5%
Etalon Group PLC GDR (Reg. S)	724,183	1,189,108
Globaltrans Investment PLC GDR (Reg. S)	402,800	3,166,008
TCS Group Holding PLC unit	55,397	4,618,452

TOTAL CYPRUS		8,973,568

Greece - 1.4%
Fourlis Holdings SA	724,420	3,583,461
Motor Oil (HELLAS) Corinth Refineries SA	85,700	1,378,532

TOTAL GREECE		4,961,993

Hong Kong - 1.5%
China Resources Beer Holdings Co. Ltd.	204,000	1,526,492
Far East Horizon Ltd.	2,077,616	2,216,330
Guangdong Investment Ltd.	1,165,712	1,632,055
Hua Hong Semiconductor Ltd. (a)(c)	12,000	75,742

TOTAL HONG KONG		5,450,619

Hungary - 1.2%
OTP Bank PLC (a)	38,787	2,091,937
Richter Gedeon PLC	83,098	2,280,747

TOTAL HUNGARY		4,372,684

India - 13.8%
Adani Ports & Special Economic Zone Ltd.	320,645	2,909,132
Computer Age Management Services Private Ltd.	76,675	3,445,520
Cyient Ltd.	243,530	3,232,173
Deccan Cements Ltd. (a)	224,746	2,203,368
Divi's Laboratories Ltd.	30,011	1,980,496
Embassy Office Parks (REIT)	287,800	1,400,568
Graphite India Ltd.	228,000	2,170,406
Indus Towers Ltd.	300,725	898,411
JK Cement Ltd.	103,671	4,544,840
Mahanagar Gas Ltd.	129,607	2,035,104
Manappuram General Finance & Leasing Ltd.	827,372	2,307,607
Max Healthcare Institute Ltd. (a)	416,360	1,660,265
Oberoi Realty Ltd. (a)	215,583	1,949,841
Petronet LNG Ltd.	500,100	1,468,142
Power Grid Corp. of India Ltd.	605,980	1,395,058
Power Grid Corporation of India Ltd. (a)	201,993	465,018
Shriram Transport Finance Co. Ltd.	153,183	2,864,268
Solar Industries India Ltd.	99,945	2,291,878
Tech Mahindra Ltd.	315,770	5,137,498
The Ramco Cements Ltd.	126,511	1,860,308
Torrent Pharmaceuticals Ltd.	60,013	2,479,113

TOTAL INDIA		48,699,014

Indonesia - 1.0%
PT ACE Hardware Indonesia Tbk	16,246,083	1,482,789
PT Pakuwon Jati Tbk (a)	34,007,073	940,559
PT United Tractors Tbk	873,700	1,181,043

TOTAL INDONESIA		3,604,391

Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	12,700	826,237
Korea (South) - 8.4%
AMOREPACIFIC Group, Inc.	21,154	1,057,003
ASTORY Co. Ltd. (a)	6,274	176,612
Coway Co. Ltd.	37,920	2,822,388
Db Insurance Co. Ltd.	25,035	1,240,066
DuzonBizon Co. Ltd.	35,360	2,567,431
Fila Holdings Corp.	43,598	1,974,232
Hana Financial Group, Inc.	57,711	2,175,252
Hanon Systems	76,703	1,038,002
Hansol Chemical Co. Ltd.	13,880	3,220,879
Hyundai Fire & Marine Insurance Co. Ltd.	56,809	1,278,838
Kakao Corp.	36,354	4,635,863
Kakao Games Corp.	415	32,076
KB Financial Group, Inc.	28,222	1,250,776
LG Corp.	22,275	1,820,244
LX Holdings Corp. (a)	10,810	97,995
NCSOFT Corp.	952	680,496
Pearl Abyss Corp. (a)	10,339	663,699
SaraminHR Co. Ltd.	37,520	1,609,497
Soulbrain Co. Ltd.	5,000	1,473,854

TOTAL KOREA (SOUTH)		29,815,203

Malaysia - 0.6%
Scientex Bhd	1,980,500	1,961,727
Scientex Bhd warrants 1/14/26 (a)	130,640	37,149

TOTAL MALAYSIA		1,998,876

Mexico - 6.1%
CEMEX S.A.B. de CV sponsored ADR (a)	814,300	6,620,256
Fibra Uno Administracion SA de CV	1,536,302	1,674,738
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	206,200	2,371,695
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (a)	10,500	1,902,810
Grupo Aeroportuario Norte S.A.B. de CV (a)	189,500	1,159,966
Grupo Comercial Chedraui S.A.B. de CV	1,014,300	1,614,218
Macquarie Mexican (REIT) (c)	1,057,674	1,291,126
Qualitas Controladora S.A.B. de CV	400,351	1,948,635
Regional S.A.B. de CV	502,789	3,099,390

TOTAL MEXICO		21,682,834

Netherlands - 1.5%
VEON Ltd. sponsored ADR (a)	99,802	174,654
X5 Retail Group NV GDR (Reg. S)	47,700	1,544,526
Yandex NV Series A (a)	50,512	3,431,280

TOTAL NETHERLANDS		5,150,460

Panama - 0.5%
Copa Holdings SA Class A (a)(b)	23,100	1,638,021
Philippines - 0.3%
Philippine Seven Corp.	642,400	1,183,318
Poland - 0.5%
CD Projekt RED SA	7,536	362,894
Grupa Lotos SA	106,400	1,466,539

TOTAL POLAND		1,829,433

Russia - 0.3%
LSR Group OJSC	109,182	1,137,441
RusHydro PJSC	249	3

TOTAL RUSSIA		1,137,444

Singapore - 0.6%
Delfi Ltd.	1,001,100	624,325
First Resources Ltd.	1,548,000	1,553,770

TOTAL SINGAPORE		2,178,095

South Africa - 4.7%
Bidvest Group Ltd./The (b)	268,900	3,669,208
Cashbuild Ltd.	171,276	3,109,592
FirstRand Ltd.	661,936	2,455,957
Impala Platinum Holdings Ltd.	172,000	3,100,547
Mr Price Group Ltd.	175,832	2,616,253
Pick 'n Pay Stores Ltd.	485,600	1,729,782

TOTAL SOUTH AFRICA		16,681,339

Taiwan - 9.2%
Cleanaway Co. Ltd.	345,000	2,075,578
CTCI Corp.	1,011,000	1,385,620
eMemory Technology, Inc.	55,470	2,611,517
International Games Systems Co. Ltd.	94,329	2,946,474
Nanya Technology Corp.	1,504,220	3,917,284
Poya International Co. Ltd.	97,508	2,086,940
Unimicron Technology Corp.	1,006,740	5,294,806
Vanguard International Semiconductor Corp.	945,280	3,920,307
Win Semiconductors Corp.	324,050	4,025,248
Yageo Corp.	219,590	4,432,678

TOTAL TAIWAN		32,696,452

Thailand - 1.1%
PTT Global Chemical PCL (For. Reg.)	774,200	1,337,062
Siam Global House PCL	2,175,084	1,509,188
Star Petroleum Refining PCL (a)	4,569,700	1,168,152

TOTAL THAILAND		4,014,402

Turkey - 1.4%
Aselsan A/S	1,052,000	1,936,449
Bim Birlesik Magazalar A/S JSC	115,000	865,298
Mavi Jeans Class B (c)	348,697	2,209,877

TOTAL TURKEY		5,011,624

United Arab Emirates - 0.8%
Aldar Properties PJSC (a)	1,983,531	2,143,832
Emirates NBD Bank PJSC	220,640	804,916

TOTAL UNITED ARAB EMIRATES		2,948,748

United Kingdom - 1.8%
Bank of Georgia Group PLC (a)	115,479	2,407,737
Mondi PLC	142,164	3,958,905

TOTAL UNITED KINGDOM		6,366,642

United States of America - 0.0%
DouYu International Holdings Ltd. ADR (a)	15,818	63,747
Vietnam - 0.2%
FPT Corp.	163,513	669,581
TOTAL COMMON STOCKS
(Cost $252,574,292)		326,884,324

Nonconvertible Preferred Stocks - 1.0%
Brazil - 1.0%
Metalurgica Gerdau SA (PN)
(Cost $1,982,797)	1,247,200	3,412,394
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 8/5/21 to 10/28/21 (Cost $1,279,935)(d)	1,280,000	1,279,916
	Shares	Value

Money Market Funds - 9.7%
Fidelity Cash Central Fund 0.06% (e)	23,570,321	23,575,036
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	10,737,571	10,738,645
TOTAL MONEY MARKET FUNDS
(Cost $34,313,179)		34,313,681
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $290,150,203)		365,890,315
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(11,742,964)
NET ASSETS - 100%		$354,147,351

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	282	Sept. 2021	$18,015,570	$(429,805)	$(429,805)

The notional amount of futures purchased as a percentage of Net Assets is 5.1%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,092,893 or 4.3% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,279,916.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,380
Fidelity Securities Lending Cash Central Fund	11,945
Total	$19,325

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$13,280,643	$112,245,196	$101,950,961	$158	$--	$23,575,036	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,112,544	64,268,223	57,642,122	--	--	10,738,645	0.0%
Total	$17,393,187	$176,513,419	$159,593,083	$158	$--	$34,313,681

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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